Equity Incentive Schemes and Stock Compensation Charges - Summary of RSU and PSU Activity (Details)	12 Months Ended
Dec. 31, 2022 $ / shares shares
Performance Share Unit (PSUs)
Outstanding number of shares [Roll Forward]
Outstanding at beginning of period (in shares) | shares	154,190
Granted (in shares) | shares	64,682
Shares vested (in shares) | shares	(46,087)
Forfeited (in shares) | shares	(20,365)
Outstanding at ending of period (in shares) | shares	152,420
Weighted Average Fair Value
Outstanding at beginning of period (USD per share) | $ / shares	$ 160.23
Granted (USD per share) | $ / shares	229.79
Shares vested (USD per share) | $ / shares	140.48
Forfeited (USD per share) | $ / shares	185.90
Outstanding at end of period (USD per share) | $ / shares	$ 192.29
Restricted Stock Units (RSUs)
Outstanding number of shares [Roll Forward]
Outstanding at beginning of period (in shares) | shares	572,785
Granted (in shares) | shares	302,307
Shares vested (in shares) | shares	(195,029)
Forfeited (in shares) | shares	(97,451)
Outstanding at ending of period (in shares) | shares	582,612
Weighted Average Fair Value
Outstanding at beginning of period (USD per share) | $ / shares	$ 191.20
Granted (USD per share) | $ / shares	216.85
Shares vested (USD per share) | $ / shares	174.35
Forfeited (USD per share) | $ / shares	205.25
Outstanding at end of period (USD per share) | $ / shares	$ 207.73